SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Dec. 31, 2022	Dec. 31, 2021
Year Ended RMB USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1450	0.1573
Average Yearly RMB USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average yearly RMB: USD Exchange rate	0.1485	0.1550